STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		32 Months Ended
	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2010
Statement of Cash Flows
Net (Loss)	$ (39,431)	$ (2,490)	$ (140,430)
Accounts receivable and accrued receivables	(1,880)	0	(1,880)
Accounts payable and accrued liabilities	18,955	0	22,132
Net Cash Provided by (Used in) Operating Activities	(22,356)	(2,490)	(120,178)
Proceeds from issuance of common stock	0	0	60,208
Repayment of loans	2,000	0	2,000
Proceeds from loans	2,000	0	62,000
Net Cash Provided by (Used in) Financing Activities	0	0	120,208
Net Increase (Decrease) in Cash	(22,356)	(2,490)	30
Cash, Beginning of Period	22,386	60,123	0
Cash, End of Period	30	57,633	30
Cash paid for income taxes	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0